Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AB DISCOVERY GROWTH FUND, INC.
Entity Central Index Key	0000019614
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000028070
Shareholder Report [Line Items]
Fund Name	AB Discovery Growth Fund
Class Name	Advisor Class
Trading Symbol	CHCYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Discovery Growth Fund (the “Fund”) for the period of August 1, 2025 to June 30, 2026.
Additional Information [Text Block]	Fund
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CHCYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$71	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the eleven month period from August 1, 2025 to June 30, 2026.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.68%	[1]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 11-month period ended June 30, 2026, all share classes of the Fund underperformed the Russell 2500 Growth Index (the “benchmark”), but outperformed the Standard & Poor (“S&P”) 500 Index before sales charges. The Fund's underperformance was driven primarily by security selection, relative to the benchmark, which was the largest detractor during the reporting period. Security selection within consumer discretionary and financials detracted the most, while selection within technology and health care partially offset losses during the period. Sector allocation modestly detracted from performance during the reporting period. Gains from underweights to financials and consumer staples and an to overweight communication services could not offset losses from underweights to materials and energy and an overweight to consumer discretionary. Despite its underperformance, the Fund's focus remained on identifying growth-oriented opportunities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Advisor Class	S&P 500 Index	Russell 2500 Growth Index
06/16	$10,000	$10,000	$10,000
06/17	$12,419	$11,790	$12,144
06/18	$16,428	$13,484	$14,759
06/19	$17,637	$14,889	$15,664
06/20	$20,501	$16,006	$17,107
06/21	$29,426	$22,536	$25,597
06/22	$18,950	$20,144	$17,456
06/23	$22,187	$24,091	$20,700
06/24	$24,932	$30,006	$22,568
06/25	$27,084	$34,556	$24,555
06/26	$34,884	$42,271	$32,644

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Advisor Class	28.80%	3.46%	13.31%
S&P 500 Index	22.33%	13.41%	15.51%
Russell 2500 Growth Index	32.94%	4.98%	12.56%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 2,897,918,692
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 14,445,315	[2]
InvestmentCompanyPortfolioTurnover	110.00%	[2]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$2,897,918,692
# of Portfolio Holdings	93
Portfolio Turnover Rate	110%Footnote Reference+
Total Advisory Fees Paid (Net)	$14,445,315Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from August 1, 2025 to June 30, 2026.

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	27.9%
Information Technology	25.4%
Health Care	21.9%
Consumer Discretionary	9.9%
Financials	6.4%
Energy	2.9%
Materials	1.9%
Consumer Staples	1.0%
Communication Services	1.0%
Investment Companies	0.8%
Short-Term Investments	2.5%
Other assets less liabilities	-1.6%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Carpenter Technology Corp.	$70,174,186	2.4%
SiTime Corp.	$65,624,191	2.3%
Sterling Infrastructure, Inc.	$64,069,188	2.2%
Guardant Health, Inc.	$60,242,596	2.1%
MACOM Technology Solutions Holdings, Inc.	$58,835,251	2.0%
Lattice Semiconductor Corp.	$55,110,876	1.9%
TTM Technologies, Inc.	$49,786,781	1.7%
Semtech Corp.	$49,309,869	1.7%
BWX Technologies, Inc.	$47,283,405	1.7%
Granite Construction, Inc.	$46,883,525	1.6%
Total	$567,319,868	19.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from July 31 to June 30, effective June 1, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.
C000028067
Shareholder Report [Line Items]
Fund Name	AB Discovery Growth Fund
Class Name	Class A
Trading Symbol	CHCLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Discovery Growth Fund (the “Fund”) for the period of August 1, 2025 to June 30, 2026.
Additional Information [Text Block]	Fund
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CHCLX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$94	0.91%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the eleven month period from August 1, 2025 to June 30, 2026.

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.91%	[3]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 11-month period ended June 30, 2026, all share classes of the Fund underperformed the Russell 2500 Growth Index (the “benchmark”), but outperformed the Standard & Poor (“S&P”) 500 Index before sales charges. The Fund's underperformance was driven primarily by security selection, relative to the benchmark, which was the largest detractor during the reporting period. Security selection within consumer discretionary and financials detracted the most, while selection within technology and health care partially offset losses during the period. Sector allocation modestly detracted from performance during the reporting period. Gains from underweights to financials and consumer staples and an to overweight communication services could not offset losses from underweights to materials and energy and an overweight to consumer discretionary. Despite its underperformance, the Fund's focus remained on identifying growth-oriented opportunities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Class A (with sales charges)	S&P 500 Index	Russell 2500 Growth Index
06/16	$9,575	$10,000	$10,000
06/17	$11,863	$11,790	$12,144
06/18	$15,668	$13,484	$14,759
06/19	$16,774	$14,889	$15,664
06/20	$19,464	$16,006	$17,107
06/21	$27,869	$22,536	$25,597
06/22	$17,894	$20,144	$17,456
06/23	$20,927	$24,091	$20,700
06/24	$23,436	$30,006	$22,568
06/25	$25,400	$34,556	$24,555
06/26	$32,658	$42,271	$32,644

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	28.57%	3.22%	13.05%
Class A (with sales charges)	23.08%	2.32%	12.56%
S&P 500 Index	22.33%	13.41%	15.51%
Russell 2500 Growth Index	32.94%	4.98%	12.56%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 2,897,918,692
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 14,445,315	[4]
InvestmentCompanyPortfolioTurnover	110.00%	[4]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$2,897,918,692
# of Portfolio Holdings	93
Portfolio Turnover Rate	110%Footnote Reference+
Total Advisory Fees Paid (Net)	$14,445,315Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from August 1, 2025 to June 30, 2026.

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	27.9%
Information Technology	25.4%
Health Care	21.9%
Consumer Discretionary	9.9%
Financials	6.4%
Energy	2.9%
Materials	1.9%
Consumer Staples	1.0%
Communication Services	1.0%
Investment Companies	0.8%
Short-Term Investments	2.5%
Other assets less liabilities	-1.6%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Carpenter Technology Corp.	$70,174,186	2.4%
SiTime Corp.	$65,624,191	2.3%
Sterling Infrastructure, Inc.	$64,069,188	2.2%
Guardant Health, Inc.	$60,242,596	2.1%
MACOM Technology Solutions Holdings, Inc.	$58,835,251	2.0%
Lattice Semiconductor Corp.	$55,110,876	1.9%
TTM Technologies, Inc.	$49,786,781	1.7%
Semtech Corp.	$49,309,869	1.7%
BWX Technologies, Inc.	$47,283,405	1.7%
Granite Construction, Inc.	$46,883,525	1.6%
Total	$567,319,868	19.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from July 31 to June 30, effective June 1, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.
C000028069
Shareholder Report [Line Items]
Fund Name	AB Discovery Growth Fund
Class Name	Class C
Trading Symbol	CHCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Discovery Growth Fund (the “Fund”) for the period of August 1, 2025 to June 30, 2026.
Additional Information [Text Block]	Fund
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CHCCX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$173	1.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the eleven month period from August 1, 2025 to June 30, 2026.

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.68%	[5]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 11-month period ended June 30, 2026, all share classes of the Fund underperformed the Russell 2500 Growth Index (the “benchmark”), but outperformed the Standard & Poor (“S&P”) 500 Index before sales charges. The Fund's underperformance was driven primarily by security selection, relative to the benchmark, which was the largest detractor during the reporting period. Security selection within consumer discretionary and financials detracted the most, while selection within technology and health care partially offset losses during the period. Sector allocation modestly detracted from performance during the reporting period. Gains from underweights to financials and consumer staples and an to overweight communication services could not offset losses from underweights to materials and energy and an overweight to consumer discretionary. Despite its underperformance, the Fund's focus remained on identifying growth-oriented opportunities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Class C (with sales charges)	S&P 500 Index	Russell 2500 Growth Index
06/16	$10,000	$10,000	$10,000
06/17	$12,308	$11,790	$12,144
06/18	$16,122	$13,484	$14,759
06/19	$17,131	$14,889	$15,664
06/20	$19,727	$16,006	$17,107
06/21	$28,002	$22,536	$25,597
06/22	$17,855	$20,144	$17,456
06/23	$20,738	$24,091	$20,700
06/24	$23,008	$30,006	$22,568
06/25	$24,788	$34,556	$24,555
06/26	$31,588	$42,271	$32,644

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	27.44%	2.44%	12.19%
Class C (with sales charges)	26.44%	2.44%	12.19%
S&P 500 Index	22.33%	13.41%	15.51%
Russell 2500 Growth Index	32.94%	4.98%	12.56%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 2,897,918,692
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 14,445,315	[6]
InvestmentCompanyPortfolioTurnover	110.00%	[6]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$2,897,918,692
# of Portfolio Holdings	93
Portfolio Turnover Rate	110%Footnote Reference+
Total Advisory Fees Paid (Net)	$14,445,315Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from August 1, 2025 to June 30, 2026.

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	27.9%
Information Technology	25.4%
Health Care	21.9%
Consumer Discretionary	9.9%
Financials	6.4%
Energy	2.9%
Materials	1.9%
Consumer Staples	1.0%
Communication Services	1.0%
Investment Companies	0.8%
Short-Term Investments	2.5%
Other assets less liabilities	-1.6%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Carpenter Technology Corp.	$70,174,186	2.4%
SiTime Corp.	$65,624,191	2.3%
Sterling Infrastructure, Inc.	$64,069,188	2.2%
Guardant Health, Inc.	$60,242,596	2.1%
MACOM Technology Solutions Holdings, Inc.	$58,835,251	2.0%
Lattice Semiconductor Corp.	$55,110,876	1.9%
TTM Technologies, Inc.	$49,786,781	1.7%
Semtech Corp.	$49,309,869	1.7%
BWX Technologies, Inc.	$47,283,405	1.7%
Granite Construction, Inc.	$46,883,525	1.6%
Total	$567,319,868	19.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from July 31 to June 30, effective June 1, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.
C000028073
Shareholder Report [Line Items]
Fund Name	AB Discovery Growth Fund
Class Name	Class I
Trading Symbol	CHCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Discovery Growth Fund (the “Fund”) for the period of August 1, 2025 to June 30, 2026.
Additional Information [Text Block]	Fund
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CHCIX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$77	0.74%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the eleven month period from August 1, 2025 to June 30, 2026.

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.74%	[7]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 11-month period ended June 30, 2026, all share classes of the Fund underperformed the Russell 2500 Growth Index (the “benchmark”), but outperformed the Standard & Poor (“S&P”) 500 Index before sales charges. The Fund's underperformance was driven primarily by security selection, relative to the benchmark, which was the largest detractor during the reporting period. Security selection within consumer discretionary and financials detracted the most, while selection within technology and health care partially offset losses during the period. Sector allocation modestly detracted from performance during the reporting period. Gains from underweights to financials and consumer staples and an to overweight communication services could not offset losses from underweights to materials and energy and an overweight to consumer discretionary. Despite its underperformance, the Fund's focus remained on identifying growth-oriented opportunities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Class I	S&P 500 Index	Russell 2500 Growth Index
06/16	$10,000	$10,000	$10,000
06/17	$12,418	$11,790	$12,144
06/18	$16,429	$13,484	$14,759
06/19	$17,634	$14,889	$15,664
06/20	$20,487	$16,006	$17,107
06/21	$29,397	$22,536	$25,597
06/22	$18,933	$20,144	$17,456
06/23	$22,162	$24,091	$20,700
06/24	$24,869	$30,006	$22,568
06/25	$26,994	$34,556	$24,555
06/26	$34,758	$42,271	$32,644

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class I	28.76%	3.41%	13.27%
S&P 500 Index	22.33%	13.41%	15.51%
Russell 2500 Growth Index	32.94%	4.98%	12.56%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 2,897,918,692
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 14,445,315	[8]
InvestmentCompanyPortfolioTurnover	110.00%	[8]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$2,897,918,692
# of Portfolio Holdings	93
Portfolio Turnover Rate	110%Footnote Reference+
Total Advisory Fees Paid (Net)	$14,445,315Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from August 1, 2025 to June 30, 2026.

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	27.9%
Information Technology	25.4%
Health Care	21.9%
Consumer Discretionary	9.9%
Financials	6.4%
Energy	2.9%
Materials	1.9%
Consumer Staples	1.0%
Communication Services	1.0%
Investment Companies	0.8%
Short-Term Investments	2.5%
Other assets less liabilities	-1.6%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Carpenter Technology Corp.	$70,174,186	2.4%
SiTime Corp.	$65,624,191	2.3%
Sterling Infrastructure, Inc.	$64,069,188	2.2%
Guardant Health, Inc.	$60,242,596	2.1%
MACOM Technology Solutions Holdings, Inc.	$58,835,251	2.0%
Lattice Semiconductor Corp.	$55,110,876	1.9%
TTM Technologies, Inc.	$49,786,781	1.7%
Semtech Corp.	$49,309,869	1.7%
BWX Technologies, Inc.	$47,283,405	1.7%
Granite Construction, Inc.	$46,883,525	1.6%
Total	$567,319,868	19.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from July 31 to June 30, effective June 1, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.
C000144785
Shareholder Report [Line Items]
Fund Name	AB Discovery Growth Fund
Class Name	Class Z
Trading Symbol	CHCZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Discovery Growth Fund (the “Fund”) for the period of August 1, 2025 to June 30, 2026.
Additional Information [Text Block]	Fund
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CHCZX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$67	0.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the eleven month period from August 1, 2025 to June 30, 2026.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%	[9]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 11-month period ended June 30, 2026, all share classes of the Fund underperformed the Russell 2500 Growth Index (the “benchmark”), but outperformed the Standard & Poor (“S&P”) 500 Index before sales charges. The Fund's underperformance was driven primarily by security selection, relative to the benchmark, which was the largest detractor during the reporting period. Security selection within consumer discretionary and financials detracted the most, while selection within technology and health care partially offset losses during the period. Sector allocation modestly detracted from performance during the reporting period. Gains from underweights to financials and consumer staples and an to overweight communication services could not offset losses from underweights to materials and energy and an overweight to consumer discretionary. Despite its underperformance, the Fund's focus remained on identifying growth-oriented opportunities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Class Z	S&P 500 Index	Russell 2500 Growth Index
06/16	$10,000	$10,000	$10,000
06/17	$12,441	$11,790	$12,144
06/18	$16,465	$13,484	$14,759
06/19	$17,685	$14,889	$15,664
06/20	$20,569	$16,006	$17,107
06/21	$29,528	$22,536	$25,597
06/22	$19,034	$20,144	$17,456
06/23	$22,280	$24,091	$20,700
06/24	$25,046	$30,006	$22,568
06/25	$27,210	$34,556	$24,555
06/26	$35,046	$42,271	$32,644

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class Z	28.80%	3.49%	13.36%
S&P 500 Index	22.33%	13.41%	15.51%
Russell 2500 Growth Index	32.94%	4.98%	12.56%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 2,897,918,692
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 14,445,315	[10]
InvestmentCompanyPortfolioTurnover	110.00%	[10]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$2,897,918,692
# of Portfolio Holdings	93
Portfolio Turnover Rate	110%Footnote Reference+
Total Advisory Fees Paid (Net)	$14,445,315Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from August 1, 2025 to June 30, 2026.

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	27.9%
Information Technology	25.4%
Health Care	21.9%
Consumer Discretionary	9.9%
Financials	6.4%
Energy	2.9%
Materials	1.9%
Consumer Staples	1.0%
Communication Services	1.0%
Investment Companies	0.8%
Short-Term Investments	2.5%
Other assets less liabilities	-1.6%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Carpenter Technology Corp.	$70,174,186	2.4%
SiTime Corp.	$65,624,191	2.3%
Sterling Infrastructure, Inc.	$64,069,188	2.2%
Guardant Health, Inc.	$60,242,596	2.1%
MACOM Technology Solutions Holdings, Inc.	$58,835,251	2.0%
Lattice Semiconductor Corp.	$55,110,876	1.9%
TTM Technologies, Inc.	$49,786,781	1.7%
Semtech Corp.	$49,309,869	1.7%
BWX Technologies, Inc.	$47,283,405	1.7%
Granite Construction, Inc.	$46,883,525	1.6%
Total	$567,319,868	19.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from July 31 to June 30, effective June 1, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.

[1]	Annualized. This period represents the eleven month period from August 1, 2025 to June 30, 2026.
[2]	Based on the Period from August 1, 2025 to June 30, 2026.
[3]	Annualized. This period represents the eleven month period from August 1, 2025 to June 30, 2026.
[4]	Based on the Period from August 1, 2025 to June 30, 2026.
[5]	Annualized. This period represents the eleven month period from August 1, 2025 to June 30, 2026.
[6]	Based on the Period from August 1, 2025 to June 30, 2026.
[7]	Annualized. This period represents the eleven month period from August 1, 2025 to June 30, 2026.
[8]	Based on the Period from August 1, 2025 to June 30, 2026.
[9]	Annualized. This period represents the eleven month period from August 1, 2025 to June 30, 2026.
[10]	Based on the Period from August 1, 2025 to June 30, 2026.